Collaborative Agreements (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended					1 Months Ended	12 Months Ended				3 Months Ended		9 Months Ended		3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013 Collaborative Arrangement Abbott Products, Inc.	Sep. 30, 2012 Collaborative Arrangement Abbott Products, Inc.	Sep. 30, 2013 Collaborative Arrangement Abbott Products, Inc.	Sep. 30, 2012 Collaborative Arrangement Abbott Products, Inc.	Dec. 31, 2012 Collaborative Arrangement Abbott Products, Inc.	Dec. 31, 2011 Collaborative Arrangement Abbott Products, Inc.	Dec. 31, 2010 Collaborative Arrangement Abbott Products, Inc.	Dec. 31, 2009 Collaborative Arrangement Abbott Products, Inc.	Dec. 31, 2011 Collaborative Arrangement Abbott Products, Inc. Adjustment	Jun. 30, 2007 Collaborative Arrangement Tonix Pharmaceuticals, Inc.	Dec. 31, 2012 Collaborative Arrangement Other Companies	Dec. 31, 2011 Collaborative Arrangement Other Companies	Dec. 31, 2012 Collaborative Arrangement Nexgen Pharma, Inc. Research and Development Expense	Dec. 31, 2011 Collaborative Arrangement Nexgen Pharma, Inc. Research and Development Expense	Sep. 30, 2013 Collaboration Agreement Other Companies	Sep. 30, 2012 Collaboration Agreement Other Companies	Sep. 30, 2013 Collaboration Agreement Other Companies	Sep. 30, 2012 Collaboration Agreement Other Companies	Sep. 30, 2013 Collaboration Agreement Collaborative Product Development Agreement With Nexgen Pharma, Inc. Research and Development Expense	Sep. 30, 2012 Collaboration Agreement Collaborative Product Development Agreement With Nexgen Pharma, Inc. Research and Development Expense	Sep. 30, 2013 Collaboration Agreement Collaborative Product Development Agreement With Nexgen Pharma, Inc. Research and Development Expense	Sep. 30, 2012 Collaboration Agreement Collaborative Product Development Agreement With Nexgen Pharma, Inc. Research and Development Expense
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Up-front license fee received														$ 4,000,000
Milestone payments received												3,000,000	2,000,000
Licensing & Milestone Revenue										7,523,437	7,523,438	826,563			(40,650)
Agreement Termination Date								Mar. 29, 2012			Mar. 29, 2012
Research Revenue				186,233	186,233	2,261,689	0	0	0	186,233	186,233	2,083,843				177,846
Reimbursement of clinical costs incurred in development of product on behalf of Nexgen Pharma, Inc.																			759,292	551,368					0	0	468,348	397,852
Research and development expenses	1,568,969	547,821	2,657,936	1,696,428	2,281,196	3,112,531											1,128,845	1,191,997			940,139	129,012	1,478,534	707,086
Percentage Of royalty rate of net sales									All obligations under the prior license agreement have been completed except that Lipocine will owe Abbott a perpetual 1.5% royalty on net sales should Lipocine decide to use certain Solvay/Abbott formulations or a perpetual 1% royalty on net sales should Lipocine use data generated during the term of the Solvay/Abbott agreement in any regulatory filings for a product.
Maximum royalty payment for the first two calendar years									$ 1,000,000
Royalty reduction percentage									50.00%